UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Niemann Capital Management

Address:   5615 Scotts Valley Drive, Suite 200
           Scotts Valley, CA 95066


Form 13F File Number: 28-03429


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Richard West
Title:  CCO
Phone:  800-622-1626

Signature,  Place,  and  Date  of  Signing:

/s/ Richard West                   Scotts Valley, CA                  10/9/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              17

Form 13F Information Table Value Total:  $      157,671
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

                 COLUMN 1                      COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ----------------
                                                                      VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
              NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
ISHARES MEXICO INDEX FUND                   ETF            464286822     2641    40389          SOLE                Sole      0    0
ISHARES TRUST NASDAQ BIOTECH INDEX FUND-    ETF            464287556    18166   127402          SOLE                Sole      0    0
SHS NASDAQ BIOTECHNOLOGY INDEX FUND
ISHARES DOW JONES US PHARMACEUTICALS INDEX  ETF            464288836    16581   184992          SOLE                Sole      0    0
FUND
ISHARES DOW JONES US HOME CONSTRUCTION      ETF            464288752     3854   199183          SOLE                Sole      0    0
INDEX FUND
ISHARES TRUST- SHS DOW JONES US HEALTHCARE  ETF            464287762     3787    44773          SOLE                Sole      0    0
SECTOR INDEX FUND
ISHARES DJ US TELECOM                       ETF            464287713    18969   743002          SOLE                Sole      0    0
GLOBAL X NORWAY ETF                         ETF            37950E747     2646   175237          SOLE                Sole      0    0
POWERSHARES ETF PHARMA PORT                 ETF            73935X799    17833   516753          SOLE                Sole      0    0
POWERSHARES ETF DYNAMIC RETAIL PORTFOLIO    ETF            73935X617    12643   500923          SOLE                Sole      0    0
ISHARES MSCI THAILAND INVESTABLE MARKET     ETF            464286624      150     1974          SOLE                Sole      0    0
INDEX FUND
ISHARES MSCI TURKEY INVESTABLE MARKET       ETF            464286715     2590    46355          SOLE                Sole      0    0
INDEX FUND
SPDR S&P BIOTECH ETF                        ETF            78464A870    18133   194121          SOLE                Sole      0    0
SPDR S&P HOMEBUILDERS ETF                   ETF            78464A888     2327    93733          SOLE                Sole      0    0
SELECT SECTOR SPDRTECHNOLOGY                ETF            81369Y803     9848   319468          SOLE                Sole      0    0
SELECT SECTOR SPDRCONSUMER STAPLES          ETF            81369Y308      214     5961          SOLE                Sole      0    0
SELECT SECTOR SPDRUTILITIES                 ETF            81369Y886    13887   381619          SOLE                Sole      0    0
SPDR S&P PHARMACEUTICALS ETF                ETF            78464A722    13402   224223          SOLE                Sole      0    0


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